Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance. More information on the Company’s compensation program and decisions for the 2025 performance year can be found in the Compensation Discussion and Analysis.

						Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for non-PEO NEOs(1)(3)	Average Compensation Actually Paid to non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)	Net Income (in millions)(6)	Adjusted EBITDA (in millions)(7)

2025	$22,133,386		$28,617,998	$6,586,737	$8,168,761	$149.78	$141.57	$3,315	$6,605

2024	$19,520,589		$37,614,167	$5,578,537	$9,705,385	$136.26	$135.56	$2,754	$5,995

2023	$27,550,872		$46,080,233	$8,914,154	$12,861,723	$116.01	$112.57	$2,368	$5,047

2022	$16,703,980	-$	720,835	$4,370,473	$1,439,562	$91.26	$97.21	$1,446	$4,760

2021	$14,788,386		$27,305,887	$4,055,015	$6,472,548	$119.94	$110.60	$4,058	$4,627

(1)
Represents the total compensation for our CEO, Mr. Sprecher, and the average total compensation for our non-PEO NEOs from the Summary Compensation Table for 2025, 2024, 2023, 2022, and 2021.
(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023, 2022, and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The tables detail the adjustments.

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2025		2024
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	$22,133,386	$6,586,737	$19,520,589	$5,578,537
- Stock and Option Awards (a)	$16,666,553	$3,921,341	$14,874,889	$3,249,827
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	$15,550,142	$3,658,669	$21,413,639	$4,678,315
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$4,549,206	$1,188,197	$10,574,393	$2,453,370
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$2,419,025	$482,646	$397,370	$90,556
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$632,792	$173,853	$583,065	$154,434
Compensation Actually Paid	$28,617,998	$8,168,761	$37,614,167	$9,705,385

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2023			2022
	PEO	Average Non- PEO NEOs	PEO		Average Non- PEO NEOs

Summary Compensation Table Total	$27,550,872	$8,914,154		$16,703,980		$4,370,473
- Stock and Option Awards (a)	$22,874,822	$6,687,312		$12,499,797		$2,449,833
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	$35,627,474	$9,518,746		$8,818,596		$1,753,552
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$4,624,487	$900,029	-$	11,818,153	-$	1,959,594
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$738,189	$126,718	-$	2,243,717	-$	334,757
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$414,033	$89,388		$318,256		$59,721
Compensation Actually Paid	$46,080,233	$12,861,723	-$	720,835		$1,439,562

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2021
	PEO		Average Non- PEO NEOs

Summary Compensation Table Total		$14,788,386		$4,055,015
- Stock and Option Awards (a)		$10,749,866		$2,129,927
+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$17,460,293		$3,371,012
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End		$6,127,842		$1,240,419
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	495,424	-$	98,789
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$174,656		$34,818
Compensation Actually Paid		$27,305,887		$6,472,548

(a)
Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.
(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.
(3)
Our non-PEO NEOs include the following individuals for each year:

2025	2024	2023	2022	2021

A. Warren Gardiner	A. Warren Gardiner	A. Warren Gardiner	A. Warren Gardiner	A. Warren Gardiner

Benjamin Jackson	Benjamin Jackson	Benjamin Jackson	Benjamin Jackson	Scott Hill

Lynn Martin	Lynn Martin	Lynn Martin	Lynn Martin	Benjamin Jackson

Christopher Edmonds	Christopher Edmonds	Christopher Edmonds	Christopher Edmonds	David Goone

Lynn Martin

(4)
Total Shareholder Return for each fiscal year is based on a $100 common equity investment at the close of December 31, 2020 measuring through and including the end of the applicable year.
(5)
The Peer Group reflects the Company’s peer group that is used for purposes of compensation benchmarking, as defined in the Compensation Discussion and Analysis. This peer group was modified in 2025 to remove Salesforce.com Inc. and add Charles Schwab Corporation. The Peer Group Total Shareholder Return with respect to the former peer group is $133.09, $137.20, $111.74, $85.83, and $107.28 for 2025, 2024, 2023, 2022, and 2021, respectively.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
	Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Adjusted EBITDA is defined as “earnings before interest and other non-operating income and expense, taxes, depreciation and amortization,” which is a non-GAAP financial measure.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Our non-PEO NEOs include the following individuals for each year:

2025	2024	2023	2022	2021

A. Warren Gardiner	A. Warren Gardiner	A. Warren Gardiner	A. Warren Gardiner	A. Warren Gardiner

Benjamin Jackson	Benjamin Jackson	Benjamin Jackson	Benjamin Jackson	Scott Hill

Lynn Martin	Lynn Martin	Lynn Martin	Lynn Martin	Benjamin Jackson

Christopher Edmonds	Christopher Edmonds	Christopher Edmonds	Christopher Edmonds	David Goone

Lynn Martin

Peer Group Issuers, Footnote
(5)
The Peer Group reflects the Company’s peer group that is used for purposes of compensation benchmarking, as defined in the Compensation Discussion and Analysis. This peer group was modified in 2025 to remove Salesforce.com Inc. and add Charles Schwab Corporation. The Peer Group Total Shareholder Return with respect to the former peer group is $133.09, $137.20, $111.74, $85.83, and $107.28 for 2025, 2024, 2023, 2022, and 2021, respectively.

PEO Total Compensation Amount	$ 22,133,386	$ 19,520,589	$ 27,550,872	$ 16,703,980	$ 14,788,386
PEO Actually Paid Compensation Amount	$ 28,617,998	37,614,167	46,080,233	(720,835)	27,305,887
Adjustment To PEO Compensation, Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023, 2022, and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The tables detail the adjustments.

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2025		2024
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	$22,133,386	$6,586,737	$19,520,589	$5,578,537
- Stock and Option Awards (a)	$16,666,553	$3,921,341	$14,874,889	$3,249,827
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	$15,550,142	$3,658,669	$21,413,639	$4,678,315
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$4,549,206	$1,188,197	$10,574,393	$2,453,370
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$2,419,025	$482,646	$397,370	$90,556
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$632,792	$173,853	$583,065	$154,434
Compensation Actually Paid	$28,617,998	$8,168,761	$37,614,167	$9,705,385

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2023			2022
	PEO	Average Non- PEO NEOs	PEO		Average Non- PEO NEOs

Summary Compensation Table Total	$27,550,872	$8,914,154		$16,703,980		$4,370,473
- Stock and Option Awards (a)	$22,874,822	$6,687,312		$12,499,797		$2,449,833
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	$35,627,474	$9,518,746		$8,818,596		$1,753,552
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$4,624,487	$900,029	-$	11,818,153	-$	1,959,594
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$738,189	$126,718	-$	2,243,717	-$	334,757
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$414,033	$89,388		$318,256		$59,721
Compensation Actually Paid	$46,080,233	$12,861,723	-$	720,835		$1,439,562

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2021
	PEO		Average Non- PEO NEOs

Summary Compensation Table Total		$14,788,386		$4,055,015
- Stock and Option Awards (a)		$10,749,866		$2,129,927
+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$17,460,293		$3,371,012
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End		$6,127,842		$1,240,419
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	495,424	-$	98,789
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$174,656		$34,818
Compensation Actually Paid		$27,305,887		$6,472,548

(a)
Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.
(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 6,586,737	5,578,537	8,914,154	4,370,473	4,055,015
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,168,761	9,705,385	12,861,723	1,439,562	6,472,548
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023, 2022, and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The tables detail the adjustments.

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2025		2024
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	$22,133,386	$6,586,737	$19,520,589	$5,578,537
- Stock and Option Awards (a)	$16,666,553	$3,921,341	$14,874,889	$3,249,827
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	$15,550,142	$3,658,669	$21,413,639	$4,678,315
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$4,549,206	$1,188,197	$10,574,393	$2,453,370
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$2,419,025	$482,646	$397,370	$90,556
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$632,792	$173,853	$583,065	$154,434
Compensation Actually Paid	$28,617,998	$8,168,761	$37,614,167	$9,705,385

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2023			2022
	PEO	Average Non- PEO NEOs	PEO		Average Non- PEO NEOs

Summary Compensation Table Total	$27,550,872	$8,914,154		$16,703,980		$4,370,473
- Stock and Option Awards (a)	$22,874,822	$6,687,312		$12,499,797		$2,449,833
+ Year End Fair Value of Equity Awards Granted in the Applicable Year	$35,627,474	$9,518,746		$8,818,596		$1,753,552
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$4,624,487	$900,029	-$	11,818,153	-$	1,959,594
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$738,189	$126,718	-$	2,243,717	-$	334,757
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$414,033	$89,388		$318,256		$59,721
Compensation Actually Paid	$46,080,233	$12,861,723	-$	720,835		$1,439,562

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2021
	PEO		Average Non- PEO NEOs

Summary Compensation Table Total		$14,788,386		$4,055,015
- Stock and Option Awards (a)		$10,749,866		$2,129,927
+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$17,460,293		$3,371,012
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End		$6,127,842		$1,240,419
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	495,424	-$	98,789
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$174,656		$34,818
Compensation Actually Paid		$27,305,887		$6,472,548

(a)
Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.
(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	The table below shows the relationship between the compensation actually paid to the CEO and Average non-PEO NEOs relative to TSR for ICE and the peer group for 2025, 2024, 2023, 2022, and 2021.
Compensation Actually Paid vs. Net Income	The table below shows the relationship between the compensation actually paid to the CEO and Average non-PEO NEOs relative to net income and adjusted EBITDA for 2025, 2024, 2023, 2022, and 2021.
Compensation Actually Paid vs. Company Selected Measure	The table below shows the relationship between the compensation actually paid to the CEO and Average non-PEO NEOs relative to net income and adjusted EBITDA for 2025, 2024, 2023, 2022, and 2021.
Total Shareholder Return Vs Peer Group	The table below shows the relationship between the compensation actually paid to the CEO and Average non-PEO NEOs relative to TSR for ICE and the peer group for 2025, 2024, 2023, 2022, and 2021.
Tabular List, Table

The Compensation Committee considers the following (unranked) financial measures to be the most important in aligning the short- and long-term incentive compensation of our CEO and other NEOs with performance:

•
Net Revenues
•
Adjusted Operating Income
•
Adjusted EBITDA
•
Relative Total Shareholder Return
•
Strategic MBOs

Total Shareholder Return Amount	$ 149.78	136.26	116.01	91.26	119.94
Peer Group Total Shareholder Return Amount	141.57	135.56	112.57	97.21	110.6
Net Income (Loss)	$ 3,315,000,000	$ 2,754,000,000	$ 2,368,000,000	$ 1,446,000,000	$ 4,058,000,000
Company Selected Measure Amount	6,605,000,000	5,995,000,000	5,047,000,000	4,760,000,000	4,627,000,000
PEO Name	Mr. Sprecher
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Adjusted EBITDA is defined as “earnings before interest and other non-operating income and expense, taxes, depreciation and amortization,” which is a non-GAAP financial measure.
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic MBOs
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,666,553)	$ (14,874,889)	$ (22,874,822)	$ (12,499,797)	$ (10,749,866)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,550,142	21,413,639	35,627,474	8,818,596	17,460,293
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,549,206	10,574,393	4,624,487	(11,818,153)	6,127,842
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,419,025	397,370	738,189	(2,243,717)	(495,424)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	632,792	583,065	414,033	318,256	174,656
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,921,341)	(3,249,827)	(6,687,312)	(2,449,833)	(2,129,927)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,658,669	4,678,315	9,518,746	1,753,552	3,371,012
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,188,197	2,453,370	900,029	(1,959,594)	1,240,419
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,646	90,556	126,718	(334,757)	(98,789)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 173,853	$ 154,434	$ 89,388	$ 59,721	$ 34,818